Other investments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of investments other than investments accounted for using equity method [Abstract]
Disclosure of investments other than investments accounted for using equity method [Table Text Block]
The details of such investments as of March 31, 2019 are as follows:

	Cost		Unrealized gain/(loss)		Fair value/ amortized cost (2)
In units of mutual funds	Rs.	15,933	Rs.	307	Rs.	16,240
In equity securities (1)		2,703		(1,911)		792
In bonds		5,272		-		5,272
In commercial paper		459		-		459
Term deposits with banks		558		-		558
Others		21		-		21
	Rs.	24,946	Rs.	(1,604)	Rs.	23,342
Current portion
In units of mutual funds	Rs.	15,933	Rs.	307	Rs.	16,240
In bonds		5,272		-		5,272
In commercial paper		459		-		459
Term deposits with banks		558		-		558
	Rs.	22,222	Rs.	307	Rs.	22,529
Non-current portion
In equity securities (1)	Rs.	2,703	Rs.	(1,911)	Rs.	792
In bonds		-		-		-
Others		21		-		21
	Rs.	2,724	Rs.	(1,911)	Rs.	813

(1)	Primarily represents the shares of Curis, Inc. Refer to Note 31of these consolidated financial statements for further details.
(2)	Interest accrued but not due on bonds, commercial paper and term deposits with banks is included in other current assets.

As of March 31, 2018, the details of such investments were as follows:

	Cost		Gain recognized directly in equity		Fair value/ amortized cost (2)
In units of mutual funds	Rs.	14,703	Rs.	75	Rs.	14,778
In equity securities (1)		2,703		(1,508)		1,195
In bonds		4,633		-		4,633
In commercial paper		232		-		232
Term deposits with banks		41		-		41
	Rs.	22,312	Rs.	(1,433)	Rs.	20,879

Current portion
In units of mutual funds	Rs.	14,703	Rs.	75	Rs.	14,778
In bonds		3,279		-		3,279
In commercial paper		232		-		232
Term deposits with banks		41		-		41
	Rs.	18,255	Rs.	75	Rs.	18,330
Non-current portion
In equity securities (1)		2,703		(1,508)		1,195
In bonds		1,354		-		1,354
	Rs.	4,057	Rs.	(1,508)	Rs.	2,549

(1)	Primarily represents the shares of Curis, Inc. Refer to Note 31 of these consolidated financial statements for further details.
(2)	Interest accrued but not due on term deposits with banks is included in other current assets.